GUARANTEE RECEIVABLE - Movement of Guarantee Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of guarantee receivable
Balance at beginning of year	¥ 6,221	¥ 6,038
Addition in the current year	1,027,383	50,182
Collection in the current year	(490,356)	(47,178)
Write-off	(5,457)	(2,821)
Balance at end of year	¥ 537,791	¥ 6,221